Loans to Third Parties (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Loans to Third Parties (Textual)
Loan to third parties	$ 6,538
Loan from third parties	370,000	154,083
Loan to Third Parties [Member]
Loans to Third Parties (Textual)
Loan to third parties	$ 740,000	$ 47,997
Annual Interest rate	5.30%	10.00%
Loan from third parties	$ 247,063